Share Capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Share Capital [Text Block]

10. Share Capital

a) Issuances for Cash and Land Acquisition

On May 24, 2019, the Company filed a prospectus for an offering of rights to holders of common shares of the Company to raise up to $265.0 million in gross proceeds (“Rights Offering”).  Every shareholder received one right ("Right") for each common share owned on June 3, 2019, the Record Date, and each Right entitled the holder to acquire 2.119069 new common shares of the Company at $0.3881 per share. This offering of Rights expired on June 26, 2019.

Under the terms of a Standby Purchase Agreement, Glencore agreed to purchase any common shares not subscribed for by holders of Rights, subject to certain conditions.  Because the Rights Offering was not fully subscribed, Glencore purchased 430,521,941 common shares under its standby commitment in addition to the 196,726,042 common shares purchased under Glencore’s Rights which resulted in Glencore owning 71.6% of the Company’s issued shares.

Upon closing of the Rights Offering on June 28, 2019, the Company issued a total of 682,813,838 common shares for gross proceeds of $265.0 million.  Expenses and fees relating to the Rights Offering were $11.953 million, including a $7.690 million standby commitment fee paid to Glencore, and reduced the gross proceeds recorded as share capital.  Closing of the Rights Offering triggered customary anti-dilution provisions for outstanding warrants, share options, and unissued restricted share units.  Proceeds of the Rights Offering were used to repay the convertible debt of $59.881 million owed to Glencore and non-convertible debt of $190.436 million owed to Glencore (see Notes 8 and 9).  The Company and Glencore agreed to net settle Glencore’s Rights Offering subscription amount of $243.435 million against the debt amounts owed.

During 2020, the Company issued nil shares (2019 - 40,017 shares) pursuant to the exercise of share options for proceeds of $nil (2019 - $0.274 million).

During 2020, the Company issued nil shares (2019 - 7,875 shares) to maintain land purchase options with the shares valued at $nil (2019 - $0.046 million).

On June 24, 2020, shareholders approved the proposed consolidation of the issued and outstanding common shares of the Company on the basis of up to ten (10) pre-consolidation shares for every one (1) post-consolidation share and further authorized the Board of Directors to determine when and if to effect such consolidation.  Effective August 26, 2020, the Company completed the consolidation at a ratio of ten pre-consolidation common shares for one post-consolidation common share.

b) Share-Based Compensation

The Omnibus Share Compensation Plan (“Omnibus Plan”) was created to align the interests of the Company’s employees, directors, officers and consultants with those of shareholders. Effective May 25, 2007, the Company adopted the Omnibus Plan, which was approved by the Company’s shareholders on June 27, 2007, modified and further ratified and reconfirmed by the Company’s shareholders most recently on June 27, 2018.  The Omnibus Plan restricts the award of share options, restricted shares, restricted share units, and other share-based awards to 10% of the common shares issued and outstanding on the grant date, excluding 250,000 common shares underlying options pursuant to an exemption approved by the Toronto Stock Exchange.

During 2020, the Company recorded $2.193 million for share-based compensation (2019 - $2.055 million) with $1.842 million expensed to share-based compensation (2019 - $1.558 million) and $0.351 million capitalized to mineral property, plant and equipment (2019 - $0.497 million). The offsetting entries were to equity reserves for $1.203 million (2019 - $1.986 million), share capital for $0.150 million (2019 - $0.084 million) and payables for $0.840 million (2019 - $0.015 million decrease). Total share-based compensation for the period comprised $0.159 million for share options (2019 - $1.171 million), $1.884 million for restricted share units (2019 - $0.800 million), and $0.150 million for issuance of 57,481 unrestricted shares (2019 - $0.084 million for 10,292 shares). Exercise of options and warrants and vesting of restricted share units during the period resulted in $0.874 million being transferred from equity reserves to share capital (2019 - $1.013 million).

c) Share Options

Share options granted may not exceed a term of ten years and the expiration date is accelerated if the grantee ceases to be an eligible person under the Omnibus Plan.

Details of the share options outstanding are as follows:

	Year ended December 31,
	2020		2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding - beginning of period	2,406,600	$7.68	2,269,200	$9.11
Granted	25,000	3.90	362,500	8.10
Exercised	—	—	(62,500)	7.11
Expired	(136,400)	9.84	(162,600)	10.09
Anti-dilution adjustment	—	—	—	(1.21)
Outstanding - end of period	2,295,200	$7.51	2,406,600	$7.68

Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
3.90 to 7.00	1,048,500	1,048,500	$ 6.27	1.44
7.01 to 8.70	966,700	896,800	7.68	2.79
8.71 to 13.00	175,000	175,000	9.21	2.38
13.01 to 16.30	105,000	105,000	15.61	0.15
	2,295,200	2,225,300	$ 7.51	2.02

As at December 31, 2020 all outstanding share options had vested and were exercisable, with the exception of 69,900, which are scheduled to vest upon production.  The outstanding share options have expiry periods between 0.07 and 9.49 years and are expected to primarily be settled in shares upon exercise.

During 2020, the Company granted 25,000 share options (2019 - 362,500) which had a fair value of $0.057 million (2019 - $1.042 million) to be expensed and capitalized over the vesting periods.

The fair value of share options granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	Year ended December 31,
	2020	2019
Risk-free interest rate	0.33%	2.52%
Expected dividend yield	—	—
Expected forfeiture rate	—	—
Expected volatility	71.88%	54.56%
Expected life in years	5.00	2.50
Weighted average fair value of each option	$2.27	$2.87

The expected volatility reflects the Company’s expectation that historical volatility over a period similar to the life of the option is indicative of future trends, which may or may not necessarily be the actual outcome.

Effective June 28, 2019, the Company reduced the exercise price of all options that were outstanding prior to the Rights Offering, to reflect the dilutive effect of the common shares that were issued in connection with the Rights Offering. The adjustment did not impact the financial statements.

d) Restricted Shares and Restricted Share Units

Restricted shares and restricted share units granted are forfeited if the grantee ceases to be an eligible person under the Omnibus Plan.

Details of the restricted shares and restricted share units are as follows:

	Year ended December 31,
	2020	2019
Outstanding - beginning of period	464,886	334,791
Granted	918,252	172,587
Vested	(221,979)	(104,937)
Forfeited	(10,099)	—
Anti-dilution adjustment	—	62,445
Rounding due to share consolidation	(25)	—
Outstanding - end of period	1,151,035	464,886

As at December 31, 2020, outstanding restricted shares and restricted share units are scheduled to vest upon completion of specific targets or dates (Construction Finance - 86,557; Production - 45,261; January 2021 - 152,312; January 2022 - 800,459 and Other - 6,250). The remaining 60,196 outstanding restricted share units have vested but share delivery is deferred until retirement, termination, or death. The Company expects 418,187 outstanding restricted share units will be settled in cash and the remainder will be settled in shares as allowed under the Omnibus Plan.

During 2020, the Company granted 918,252 restricted share units (2019 - 172,587) which had a fair value of $2.389 million (2019 - $1.355 million) to be expensed and capitalized over the vesting periods.

During 2020, there were nil restricted shares (2019 – 9,550) settled upon vesting in shares, 153,304 restricted share units (2019 - 64,451) settled upon vesting with shares and 68,675 restricted share units (2019 – 30,936) settled upon vesting with cash for $0.204 million (2019 – $0.232 million).

Effective June 28, 2019, the Company increased the number of common shares issuable for all restricted share units outstanding prior to the Rights Offering, to reflect the dilutive effect of the common shares that were issued in connection with the Rights Offering.  The adjustment did not impact the financial statements.

e) Bonus Shares

The bonus share incentive plan was established for the Company’s directors and key employees and was approved by the disinterested shareholders at the Company’s shareholders’ meeting held in May 2004. The Company has authorized 364,000 bonus shares for the achievement of Milestone 4 representing commencement of commercial production at NorthMet. At the Company's Annual General Meeting of shareholders held in June 2008, the disinterested shareholders approved issuance of these shares upon achievement of Milestone 4.  Regulatory approval is also required prior to issuance of these shares.  The fair value of these unissued bonus shares has been fully amortized.

Details of the bonus shares are as follows:

	Year ended December 31,
	2020		2019
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding - beginning of period	270,000	364,000	270,000	364,000
Outstanding - end of period	270,000	364,000	270,000	364,000

f) Share Purchase Warrants

Details of the share purchase warrants are as follows:

	Year ended December 31,
	2020		2019
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding - beginning of period	3,137,918	$8.04	2,718,971	$9.49
Granted	—	—	645,800	7.37
Expired	—	—	(645,800)	8.23
Anti-dilution adjustment	—	—	418,947	(1.20)
Outstanding - end of period	3,137,918	$8.04	3,137,918	$8.04

The outstanding share purchase warrants have expiry periods between 0.80 years and 3.25 years, subject to acceleration in certain circumstances.

Effective June 28, 2019, the Company increased the number of common shares issuable and reduced the exercise price of all warrants that were outstanding prior to the Rights Offering, to reflect the dilutive effect of the common shares that were issued in connection with the Rights Offering.  The adjustment did not impact the financial statements.

The fair value of share purchase warrants granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	Year ended December 31,
	2020	2019
Risk-free interest rate	—	2.18%
Expected dividend yield	—	—
Expected forfeiture rate	—	—
Expected volatility	—	52.59%
Expected life in years	—	3.00
Weighted average fair value of each warrant	$—	$2.42

The expected volatility reflects the Company’s expectation that historical volatility over a period similar to the life of the warrant is indicative of future trends, which may or may not necessarily be the actual outcome.